UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Mid-Cap Growth Fund	March 31, 2013

T. Rowe Price Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 95.9%		
CONSUMER DISCRETIONARY 13.7%		
Auto Components 0.0%		
Gentex	250,000	5,003
		5,003
Automobiles 0.8%		
Harley-Davidson	2,500,000	133,250
Tesla Motors (1)(2)	600,000	22,734
		155,984
Hotels, Restaurants & Leisure 3.3%		
Chipotle Mexican Grill (2)	225,000	73,321
Choice Hotels International	2,550,000	107,890
Marriott, Class A	4,000,000	168,920
Norwegian Cruise Line Holdings (2)	2,250,000	66,713
Panera Bread, Class A (2)	550,000	90,882
Starbucks	250,000	14,240
Tim Hortons	2,600,000	141,232
		663,198
Internet & Catalog Retail 1.6%		
Liberty Interactive (2)	4,400,000	94,072
Netflix (2)	600,000	113,646
TripAdvisor (2)	2,250,000	118,170
		325,888
Media 1.4%		
Charter Communications, Class A (2)	2,100,000	218,778
Discovery Communications, Class C (2)	1,000,000	69,540
		288,318
Multiline Retail 2.7%		
Dollar General (2)	4,500,000	227,610
Dollar Tree (2)	3,050,000	147,711

Kohl's	3,500,000	161,455
		536,776
Specialty Retail 3.9%		
AutoZone (2)	500,000	198,385
CarMax (2)	7,250,000	302,325
DSW, Class A	1,500,000	95,700
O'Reilly Automotive (2)	1,750,000	179,462
		775,872
Total Consumer Discretionary		2,751,039
CONSUMER STAPLES 2.6%		
Food & Staples Retailing 0.7%		
Fresh Market (2)	1,000,000	42,770
Whole Foods Market	1,100,000	95,425
		138,195
Food Products 1.9%		
Dean Foods (2)	5,000,000	90,650
Green Mountain Coffee (2)	2,625,000	148,995
TreeHouse Foods (2)(3)	2,000,000	130,300
Whitewave Foods, Class A (2)	1,000,000	17,070
		387,015
Total Consumer Staples		525,210
ENERGY 5.5%		
Oil, Gas & Consumable Fuels 5.5%		
EQT	3,500,000	237,125
Halcon Resources (2)	5,000,000	38,950
Laredo Petroleum Holdings (2)	2,750,000	50,297
Pioneer Natural Resources	1,000,000	124,250
Range Resources	3,250,000	263,380

HEALTH CARE 19.0%		
Biotechnology 4.4%		
Alexion Pharmaceuticals (2)	1,500,000	138,210
Alkermes (2)	5,250,000	124,477
Ariad Pharmaceuticals (2)	2,250,000	40,703
Cubist Pharmaceuticals (2)	1,000,000	46,820
Elan, ADR (2)	6,003,700	70,844
Incyte (2)	2,250,000	52,672
ONYX Pharmaceuticals (2)	1,000,000	88,860
Pharmacyclics (2)	675,000	54,277
Regeneron Pharmaceuticals (2)	700,000	123,480
Theravance (2)	2,900,000	68,498
Vertex Pharmaceuticals (2)	1,500,000	82,470
		891,311
Health Care Equipment & Supplies 5.5%		
C. R. Bard	1,591,000	160,341
CareFusion (2)	6,250,000	218,688
Cooper Companies	1,200,000	129,456
DENTSPLY International (3)	7,500,000	318,150
Edwards Lifesciences (2)	1,000,000	82,160
IDEXX Laboratories (2)	2,000,000	184,780
Teleflex	45,466	3,842
		1,097,417
Health Care Providers & Services 5.1%		
Catamaran (2)	3,979,000	211,006
Henry Schein (2)	2,000,000	185,100
Laboratory Corporation of America (2)	3,000,000	270,600
MEDNAX (2)	1,500,000	134,445
Universal Health Services	2,400,000	153,288
WellCare Health Plans (2)	1,250,000	72,450
		1,026,889

Life Sciences Tools & Services 3.4%		
Agilent Technologies	4,000,000	167,880
Bruker (2)	7,250,000	138,475
Covance (2)(3)	3,400,000	252,688
Illumina (2)	1,300,000	70,200
Mettler-Toledo International (2)	225,000	47,975
		677,218
Pharmaceuticals 0.6%		
Valeant Pharmaceuticals International (2)	1,500,000	112,530
Zoetis (2)	435,000	14,529
		127,059
Total Health Care		3,819,894
INDUSTRIALS & BUSINESS SERVICES 23.8%		
Aerospace & Defense 1.5%		
Textron	10,000,000	298,100
		298,100
Air Freight & Logistics 0.2%		
C.H. Robinson Worldwide	739,765	43,986
		43,986
Airlines 0.5%		
Alaska Air Group (2)	1,500,000	95,940
		95,940
Commercial Services & Supplies 2.7%		
Clean Harbors (2)	1,500,000	87,135
IHS (2)	3,200,000	335,104
Waste Connections	3,500,000	125,930
		548,169

Construction & Engineering 1.4%		
Quanta Services (2)	9,525,000	272,224
		272,224
Electrical Equipment 5.4%		
Acuity Brands	1,375,000	95,356
AMETEK	8,000,000	346,880
Babcock & Wilcox (3)	7,600,000	215,916
Roper Industries	2,500,000	318,275
Sensata Technologies Holding (2)	3,000,000	98,610
		1,075,037
Industrial Conglomerates 0.7%		
McDermott International (2)(3)	12,250,000	134,628
		134,628
Machinery 4.6%		
Colfax (2)	2,150,000	100,061
Gardner Denver	1,591,000	119,500
IDEX (3)	4,500,000	240,390
Pall	3,850,000	263,225
Rexnord (2)	1,575,000	33,437
WABCO Holdings (2)	2,500,000	176,475
		933,088
Professional Services 3.1%		
Equifax	3,000,000	172,770
ManpowerGroup (3)	4,750,000	269,420
Verisk Analytics, Class A (2)	2,875,000	177,186
		619,376
Road & Rail 2.4%		
Hertz Global Holdings (2)	7,000,000	155,820
J.B. Hunt Transport Services	2,000,000	148,960

Kansas City Southern Industries	1,600,000	177,440
		482,220
Trading Companies & Distributors 1.3%		
Fastenal	5,250,000	269,588
		269,588
Total Industrials & Business Services		4,772,356
INFORMATION TECHNOLOGY 19.3%		
Communications Equipment 2.3%		
Aruba Networks (2)	1,550,000	38,347
JDS Uniphase (2)(3)	15,000,000	200,550
Motorola Solutions	3,500,000	224,105
		463,002
Computers & Peripherals 0.5%		
SanDisk (2)	1,750,000	96,250
		96,250
Electronic Equipment, Instruments & Components 0.8%		
IPG Photonics	950,000	63,089
Trimble Navigation (2)	3,482,000	104,321
		167,410
Internet Software & Services 1.9%		
Akamai Technologies (2)	5,250,000	185,272
Dropbox, Acquisition Date: 5/1/12 Acquisition Cost $3,992 (2)(4)(5)	441,181	3,393
LinkedIn (2)	325,000	57,220
VeriSign (2)	3,000,000	141,840
		387,725
IT Services 5.5%		
Amdocs	6,500,000	235,625
Fiserv (2)	3,500,000	307,405

Gartner (2)	6,000,000	326,460
Global Payments	2,586,000	128,421
Vantiv, Class A (2)	4,050,000	96,147
		1,094,058
Semiconductor & Semiconductor Equipment 3.7%		
Altera	3,000,000	106,410
Atmel (2)	18,000,000	125,280
Avago Technologies	2,000,000	71,840
Cree (2)	2,000,000	109,420
Intersil Holding, Class A	1,850,000	16,114
Microchip Technology	3,000,000	110,280
Xilinx	5,000,000	190,850
		730,194
Software 4.6%		
Concur Technologies (2)	1,750,000	120,155
FactSet Research Systems	2,000,000	185,200
MICROS Systems (2)	691,400	31,466
Nuance Communications (2)	5,362,970	108,225
Red Hat (2)	4,000,000	202,240
ServiceNow (2)	2,700,000	97,740
TIBCO Software (2)	4,000,000	80,880
Workday (2)	918,400	56,601
Workday, Lockup Shares, Acquisition Date: 10/13/11 - 9/28/12, Acquisition Cost $10,830 (2)(4)	813,385	47,622
		930,129
Total Information Technology		3,868,768
MATERIALS 3.0%		
Chemicals 1.4%		
Celanese, Series A	2,525,750	111,259

Rockwood Holdings	2,550,000	166,872
		278,131
Containers & Packaging 0.2%		
Ball	1,075,000	51,148
		51,148
Metals & Mining 1.4%		
Agnico-Eagle Mines	3,500,000	143,640
Franco-Nevada (CAD)	3,000,000	136,940
		280,580
Total Materials		609,859
UTILITIES 1.5%		
Independent Power Producers & Energy Traders 1.5%		
Calpine (2)	14,250,000	293,550
Total Utilities		293,550
Total Common Stocks (Cost $13,092,781)		19,238,413
CONVERTIBLE PREFERRED STOCKS 0.3%		
CONSUMER DISCRETIONARY 0.1%		
Internet & Catalog Retail 0.1%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $41,923 (2)(4)(5)	7,631,664	20,892
Total Consumer Discretionary		20,892
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Dropbox, Class A, Acquisition Date: 5/1/12 Acquisition Cost $5,263 (2)(4)(5)	581,600	4,473
Dropbox, Class A-1, Acquisition Date: 5/1/12 Acquisition Cost $26,098 (2)(4)(5)	2,884,078	22,184

LivingSocial, Acquisition Date: 4/1/11 Acquisition Cost $52,158 (2)(4)(5)	9,229,900	5,353
Total Information Technology		32,010
Total Convertible Preferred Stocks (Cost $125,443)		52,902
SHORT-TERM INVESTMENTS 4.5%		
Money Market Funds 4.5%		
T. Rowe Price Government Reserve Investment Fund, 0.08% (3)(6)	900,180,062	900,180
Total Short-Term Investments (Cost $900,180)		900,180
SECURITIES LENDING COLLATERAL 0.0%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.0%		
Short-Term Funds 0.0%		
T. Rowe Price Short-Term Reserve Fund, 0.11% (3)(6)	922,459	9,225
Total Investments through Securities Lending Program with State Street Bank and Trust Company		9,225
Total Securities Lending Collateral (Cost $9,225)		9,225
Total Investments in Securities **100.7% of Net Assets (Cost $14,127,629)**		$ 20,200,720

‡ Denominated in U.S. dollars unless otherwise noted.

(1) All or a portion of this security is on loan at March 31, 2013. See Note 3.

(2) Non-income producing

(3) Affiliated Companies

(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $103,917 and represents 0.5% of net assets.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $2,492,000 for the period ended March 31, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $8,962,000; the value of cash collateral and related investments was $9,225,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $14,127,629,000. Net unrealized gain aggregated $6,073,091,000 at period-end, of which $6,294,543,000 related to appreciated investments and $221,452,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013